Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock Surfside Acquisition Inc.	Common Stock	Accumulated Deficit Surfside Acquisition Inc.	Accumulated Deficit	Surfside Acquisition Inc.	Total
Beginning balance at Dec. 31, 2022	$ 500		$ (62,326)		$ (61,826)
Beginning Balance (in Shares) at Dec. 31, 2022	5,000,000
Net loss			(47,625)		(47,625)	$ (630,235)
Ending balance at Dec. 31, 2023	$ 500	$ 743	(109,951)	$ (630,935)	(109,451)	(630,192)
Ending Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss			(11,291)	(855,771)	(11,291)	(855,771)
Ending balance at Mar. 31, 2024	$ 500	745	(121,242)	(1,486,706)	(120,742)	(1,485,176)
Ending Balance (in Shares) at Mar. 31, 2024	5,000,000
Beginning balance at Dec. 31, 2023	$ 500	743	(109,951)	(630,935)	(109,451)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss					(22,752)
Ending balance at Jun. 30, 2024	$ 500	1,622	(132,703)	(2,760,086)	(132,203)	(2,618,613)
Ending Balance (in Shares) at Jun. 30, 2024	5,000,000
Beginning balance at Dec. 31, 2023	$ 500	743	(109,951)	(630,935)	(109,451)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss						(4,074,114)
Ending balance at Sep. 30, 2024		1,624		(4,705,049)		(4,559,033)
Beginning balance at Dec. 31, 2023	$ 500	743	(109,951)	(630,935)	(109,451)	(630,192)
Beginning Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss			(44,810)	(8,028,536)	(44,810)	(8,028,536)
Ending balance at Dec. 31, 2024	$ 500	1,632	(154,761)	(8,659,471)	(154,261)	$ (8,513,101)
Ending Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Beginning balance at Mar. 31, 2024	$ 500	745	(121,242)	(1,486,706)	(120,742)	$ (1,485,176)
Beginning Balance (in Shares) at Mar. 31, 2024	5,000,000
Net loss			(11,461)	(1,273,380)	(11,461)	(1,273,380)
Ending balance at Jun. 30, 2024	$ 500	1,622	(132,703)	(2,760,086)	(132,203)	(2,618,613)
Ending Balance (in Shares) at Jun. 30, 2024	5,000,000
Net loss				(1,944,963)		(1,944,963)
Ending balance at Sep. 30, 2024		1,624		(4,705,049)		(4,559,033)
Beginning balance at Dec. 31, 2024	$ 500	1,632	(154,761)	(8,659,471)	(154,261)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss			(11,263)	(3,335,370)	(11,263)	$ (3,335,370)
Ending balance at Mar. 31, 2025	$ 500	1,626	(166,024)	(11,994,841)	(165,524)	(11,840,060)
Ending Balance (in Shares) at Mar. 31, 2025	5,000,000
Beginning balance at Dec. 31, 2024	$ 500	1,632	(154,761)	(8,659,471)	(154,261)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss					(24,037)
Ending balance at Jun. 30, 2025	$ 500	1,626	(178,798)	(15,795,931)	(178,298)	$ (15,638,288)
Ending Balance (in Shares) at Jun. 30, 2025	5,000,000
Beginning balance at Dec. 31, 2024	$ 500	1,632	(154,761)	(8,659,471)	(154,261)	$ (8,513,101)
Beginning Balance (in Shares) at Dec. 31, 2024	5,000,000					16,320,839
Net loss						$ (47,527,343)
Ending balance at Sep. 30, 2025		5,087		(56,186,814)		29,919,219
Beginning balance at Mar. 31, 2025	$ 500	1,626	(166,024)	(11,994,841)	(165,524)	(11,840,060)
Beginning Balance (in Shares) at Mar. 31, 2025	5,000,000
Net loss			(12,774)	(3,801,090)	(12,774)	(3,801,090)
Ending balance at Jun. 30, 2025	$ 500	1,626	$ (178,798)	(15,795,931)	$ (178,298)	(15,638,288)
Ending Balance (in Shares) at Jun. 30, 2025	5,000,000
Net loss				(40,390,883)		(40,390,883)
Ending balance at Sep. 30, 2025		$ 5,087		$ (56,186,814)		$ 29,919,219